Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0000016732
Registrant Name	CAMPBELL'S Co
Registration File Number	333-298306
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES